Information by business segment and geographic area (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	$ 3,676	$ 3,386	$ 7,506	$ 6,501
Depreciation, depletion and amortization	(911)	(780)	(1,756)	(1,484)
Impairment and other results related to non-current assets, net and other (i)	(275)	(300)	(652)	(720)
EBITDA from associates and joint ventures	(335)	(302)	(568)	(494)
Operating income	2,155	2,004	4,530	3,803
Equity results and other results in associates and joint ventures	100	(68)	136	(9)
Financial results	(473)	167	(439)	352
Income before income taxes	1,782	2,103	4,227	4,146
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	2,561	2,396	5,002	4,729
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	416	477	895	1,013
Other Ferrous Products And Logistics Services [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	79	104	65	122
Iron Ore Solutions [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	3,056	2,977	5,962	5,864
Nickel [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	294	201	571	242
Copper [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	1,026	538	1,975	1,084
Others Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	(31)	(18)	(60)	(51)
Vale Base Metals [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	1,289	721	2,486	1,275
Unallocated Items [Member]
IfrsStatementLineItems [Line Items]
Adjusted EBITDA	$ (669)	$ (312)	$ (942)	$ (638)